Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Officers [Member]
Officers:
Payroll and other short-term benefits							$ 32,533
Consulting fees	$ 87,496	$ 86,792	$ 256,053	$ 335,066	422,522	410,066	453,519
Share based compensation		103,977	117,902	251,717	185,843	124,808	772,786
key management personnel compensation	87,496	190,769	373,955	586,783	608,365	534,874	1,258,838
Directors [Member]
Officers:
Directors’ fees and payroll					242,603	182,261	124,746
Share based compensation		105,957	195,101	352,879	296,728	121,981	43,485
key management personnel compensation	$ 69,663	$ 194,495	$ 441,097	$ 626,942	$ 539,331	$ 304,242	$ 168,231